Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit (loss)	$ 98,562	$ 176,455
Income tax expense (Note 27)	146,429	75,557
Depreciation and amortization (Note 11,21)	302,958	272,444
Unrealized investment loss (income)	59,722	(58,673)
Accretion on closure and decommissioning provision (Note 15)	7,470	8,260
Unrealized foreign exchange losses	6,703	8,857
Interest expense (Note 22)	3,660	9,216
Interest paid	(5,234)	(10,217)
Interest received	172	253
Income taxes paid	(129,205)	(81,636)
Other operating activities (Note 24)	(28,060)	(35,183)
Net change in non-cash working capital items (Note 24)	(71,069)	96,982
Cash flows from (used in) operating activities	392,108	462,315
Investing activities
Payments for mineral properties, plant and equipment	(243,478)	(178,556)
Proceeds from sale of mineral properties, plant and equipment (Note 11)	45,798	22,474
Proceeds from short-term investments and other securities	1,861	90,384
Exercise of warrants (Note 12)	0	(15,626)
Net proceeds (payments) from derivatives	9,157	(2,594)
Cash flows from (used in) investing activities	(186,662)	(83,918)
Financing activities
Proceeds from common shares issued	619	4,737
Distributions to non-controlling interests	(933)	0
Dividends paid	(71,500)	(46,223)
Proceeds from credit facility (Note 17)	0	80,000
Repayment of credit facility (Note 17)	0	(355,000)
Repayment of Loans (Note 17)	(1,700)	0
Payment of equipment leases	(12,396)	(13,101)
Cash flows from (used in) financing activities	(85,910)	(329,587)
Effects of exchange rate changes on cash and cash equivalents	(3,099)	(2,261)
Net increase in cash and cash equivalents	116,437	46,549
Cash and cash equivalents at the beginning of the year	167,113	120,564
Cash and cash equivalents at the end of the year	$ 283,550	$ 167,113